FINANCIAL INSTRUMENTS - Liquidity risk (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp 106,961		Rp 100,312
Unused facility	45,762	$ 73
Liquidity risk
FINANCIAL RISK MANAGEMENT
Financial liabilities	106,961		100,312
Contractual cash flows	(122,912)		(115,372)
Unused facility	45,762	$ 73
Liquidity risk | Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	15,790		19,049
Contractual cash flows	(15,790)		(19,049)
Liquidity risk | Accrued expenses
FINANCIAL RISK MANAGEMENT
Financial liabilities	14,192		13,079
Contractual cash flows	(14,192)		(13,079)
Liquidity risk | Customer deposits
FINANCIAL RISK MANAGEMENT
Financial liabilities	41		42
Contractual cash flows	(41)		(42)
Liquidity risk | Short-term bank loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	11,525		9,650
Contractual cash flows	(11,525)		(9,650)
Liquidity risk | Two-step loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities			84
Contractual cash flows			(85)
Liquidity risk | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Financial liabilities	5,043		5,343
Contractual cash flows	(9,307)		(10,163)
Liquidity risk | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	36,341		32,260
Contractual cash flows	(42,701)		(38,386)
Liquidity risk | Other borrowings.
FINANCIAL RISK MANAGEMENT
Financial liabilities			362
Contractual cash flows			(370)
Liquidity risk | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	23,925		20,302
Contractual cash flows	(29,236)		(24,402)
Liquidity risk | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	104		141
Contractual cash flows	(120)		(146)
Liquidity risk | No later than a year
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(66,376)		(61,072)
Liquidity risk | No later than a year | Trade and other payables
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(15,790)		(19,049)
Liquidity risk | No later than a year | Accrued expenses
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(14,192)		(13,079)
Liquidity risk | No later than a year | Customer deposits
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(41)		(42)
Liquidity risk | No later than a year | Short-term bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(11,525)		(9,650)
Liquidity risk | No later than a year | Two-step loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows			(85)
Liquidity risk | No later than a year | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(2,763)		(1,086)
Liquidity risk | No later than a year | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(15,419)		(11,194)
Liquidity risk | No later than a year | Other borrowings.
FINANCIAL RISK MANAGEMENT
Contractual cash flows			(370)
Liquidity risk | No later than a year | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(6,640)		(6,513)
Liquidity risk | No later than a year | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(6)		(4)
Liquidity risk | 1-2 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(12,987)		(14,266)
Liquidity risk | 1-2 years | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(296)		(2,574)
Liquidity risk | 1-2 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(8,442)		(8,090)
Liquidity risk | 1-2 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(4,220)		(3,566)
Liquidity risk | 1-2 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(29)		(36)
Liquidity risk | 2-3 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(10,135)		(10,304)
Liquidity risk | 2-3 years | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(296)		(293)
Liquidity risk | 2-3 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(6,086)		(6,901)
Liquidity risk | 2-3 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(3,724)		(3,074)
Liquidity risk | 2-3 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(29)		(36)
Liquidity risk | 3-4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(8,501)		(7,471)
Liquidity risk | 3-4 years | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(297)		(293)
Liquidity risk | 3-4 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(4,955)		(4,569)
Liquidity risk | 3-4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(3,221)		(2,574)
Liquidity risk | 3-4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(28)		(35)
Liquidity risk | After 4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(24,913)		(22,259)
Liquidity risk | After 4 years | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(5,655)		(5,917)
Liquidity risk | After 4 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(7,799)		(7,632)
Liquidity risk | After 4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(11,431)		(8,675)
Liquidity risk | After 4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	Rp (28)		Rp (35)